Furniture and Equipment	12 Months Ended
Dec. 31, 2015
Furniture and Equipment
Furniture and Equipment

NOTE 7 – Furniture and Equipment

The following is a summary of property and equipment, purchased, used and depreciated over a three-year period, less accumulated depreciation, as of December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Property and Equipment	$966,936	$924,319
Less: Accumulated Depreciation	(252,182)	(121,292)
Net Property and Equipment	$714,754	$803,027

Depreciation expense on property and equipment was $166,744 and $20,340 for the years ended December 31, 2015 and 2014, respectively.